Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 04, 2024
Entity Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 04, 2024
Document Effective Date	Jan. 04, 2024
Prospectus Date	Feb. 28, 2023
Invesco China Technology ETF | Invesco China Technology ETF
Prospectus:
Trading Symbol	CQQQ